Note 19 - Segmented Information (Details) - Segmented Revenue by Revenue Type (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Revenues
Segmented Revenue	$ 151,294	$ 126,883	$ 113,990
Services [Member]
Revenues
Segmented Revenue	137,795	116,822	105,645
Licenses [Member]
Revenues
Segmented Revenue	$ 13,499	$ 10,061	$ 8,345